UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-05276

Value Line VIP Equity Advantage Fund

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/15 is included with this Form.

■ Value Line VIP Equity Advantage Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Shares		Value

CLOSED-END FUNDS — 92.6%
1,700	Alpine Global Premier Properties Fund	$9,486
1,540	Alpine Total Dynamic Dividend Fund	11,550
800	BlackRock Energy and Resources Trust	11,024
1,450	BlackRock Resources & Commodities Strategy Trust	10,295
1,207	Blackrock Science & Technology Trust	19,131
850	BlackRock Utility and Infrastructure Trust	13,821
1,458	CBRE Clarion Global Real Estate Income Fund	10,760
560	ClearBridge Energy MLP Opportunity Fund, Inc.	8,075
550	ClearBridge Energy MLP Total Return Fund, Inc.	7,562
657	Cohen & Steers Infrastructure Fund, Inc.	12,529
2,175	Eaton Vance Risk-Managed Diversified Equity Income Fund	20,880
1,162	Eaton Vance Tax-Advantaged Dividend Income Fund	21,358
1,963	Eaton Vance Tax-Managed Diversified Equity Income Fund	20,180
700	First Trust Energy Infrastructure Fund	11,193
1,297	Gabelli Dividend & Income Trust (The)	22,775
4,200	Gabelli Equity Trust, Inc.	21,924
2,600	GAMCO Global Gold Natural Resources & Income Trust	12,974
755	General American Investors Co., Inc.	23,390
275	iShares U.S. Financial Services ETF	23,507
700	Kayne Anderson Energy Total Return Fund, Inc.	9,156
4,370	Liberty All Star Equity Fund	22,200
500	Mexico Fund, Inc. (The)	8,710
320	Morgan Stanley China A Share Fund, Inc.	7,181
1,150	Nuveen Core Equity Alpha Fund	15,847
1,750	Nuveen Dow 30sm Dynamic Overwrite Fund	23,590
1,365	Nuveen NASDAQ 100 Dynamic Overwrite Fund	23,519
1,185	Nuveen Real Estate Income Fund	11,909
482	Salient Midstream & MLP Fund	6,743
700	Tekla Healthcare Investors	19,320
862	Tekla Life Sciences Investors	19,404
410	Templeton Dragon Fund, Inc.	7,667
550	Tortoise MLP Fund, Inc.	10,076
2,155	Voya Global Equity Dividend and Premium Opportunity Fund	14,977
1,200	Voya Infrastructure Industrials and Materials Fund	14,712

Shares		Value
2,500	Wells Fargo Advantage Global Dividend Opportunity Fund	$14,775
	Total CLOSED-END FUNDS (Cost $614,440)	522,200

Short-Term Investment — 9.4%

Shares		Value
Money Market Fund — 9.4%
52,788	State Street Institutional Liquid Reserves Fund	52,788

	Total Short-Term Investments (Cost $52,788)	52,788

	Total Investment Securities — 102.0% (Cost $667,228)	$574,988

Excess Of Liabilities Over Cash And Other Assets — (2.0)%		(11,393)
Net Assets (1) —100.0%		$563,595
Net Asset Value Per Outstanding Share ($563,595 ÷ 64,705 shares outstanding )		$8.71

(1)	For federal income tax purposes, the aggregate cost was $667,228, aggregate gross unrealized appreciation was $0, aggregate gross unrealized depreciation was $92,240 and the net unrealized depreciation was $92,240.
ETF	Exchange Traded Fund.
MLP	Master Limited Partnership.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2015:

Investments In Securities	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$522,200	$-	$-	$522,200
Short-Term Investment	52,788	-	-	52,788
Total Investments in Securities	$574,988	$-	$-	$574,988

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2015